November 30, 2016

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	FS Series Trust Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of FS Series Trust (the “Trust”), a Delaware statutory trust, enclosed for filing under both the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is a registration statement on Form N-1A (the “Registration Statement”). We filed a Form N-8A for the Trust earlier today.

The enclosed Registration Statement does not contain any financial statements for the Trust because the Trust has not received the initial capital necessary to enable it to commence operations. It is expected that the initial capital will be contributed before the effective date of the Registration Statement. Shortly after such capital is contributed, an amendment will be filed containing the complete audited financial statements of the Trust, which amendment (or one or more additional pre-effective amendments) will also supplement the Registration Statement with respect to such matters as the identity of the Trust’s independent accountants and the full board of trustees, and such changes as may be appropriate in light of comments, if any, made by the staff of the Securities and Exchange Commission on the Registration Statement. The remaining exhibits to the Registration Statement also will be filed with such amendment(s).

Please direct any questions you may have with respect to this filing to me (at 617-951-7831) or to James E. Thomas (at 617-951-7367) of this firm.

Regards,

/s/ Robert M. Schmidt

Robert M. Schmidt

cc:	Neal Heble, Esq.

John M. Loder, Esq.

Ian Nussbaum, Esq.

James E. Thomas, Esq.